Share-based compensation - Restricted shares and RSUs (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation
Share-based compensation expense	¥ 1,235,497	¥ 3,471,470	¥ 24,833,089	¥ 3,413,292
Options
Share-based compensation
Unrecognized compensation expenses		¥ 1,649,071
Period for which unrecognized compensation expenses expected to be recognized		2 years 6 months 3 days
Restricted shares and RSUs
Share-based compensation
Unrecognized compensation expenses		¥ 1,157,782
Period for which unrecognized compensation expenses expected to be recognized		2 years 1 month 13 days